Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Fair value measurements of marketable securities, investments at FVOCI and derivative warrants

Fair value measurements of marketable securities, investments at FVOCI and derivative warrants are as follows:

		Fair value measurements using
December 31, 2025	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	84	84	—	—
Investments at FVOCI	11,236	11,236	—	—

		Fair value measurements using
December 31, 2024	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	139	139	—	—
Investments at FVOCI	8,053	8,053	—	—
Financial liabilities
Derivative warrants (1)	26	—	—	26
(1)
The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2025	December 31, 2024
Net impairment reversal on trade receivables	(563)	(4,865)
Impairment reversal on other receivables	—	(584)
	(563)	(5,449)

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year ended December 31, 2025 was as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	7,351	12,800
Amounts written off	(4,920)	—
Net remeasurement of impairment loss allowance	(563)	(5,449)
Balance, end of year	1,868	7,351

Schedule of Aging Profile of Accounts Receivable and Allowance for Expected Credit Loss

The following table sets forth details of the aging profile of trade accounts receivable and the allowance for expected credit loss:

As at	December 31, 2025	December 31, 2024
Current (less than 30 days)	16,637	21,033
31 - 60 days	4,848	2,093
61 - 90 days	504	1,573
Greater than 90 days	3,975	7,200
Less allowance	(1,868)	(7,351)
	24,096	24,548

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2025 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	56,747	—	—	—	56,747
Financial guarantee liability	—	147	—	—	147
Loyalty liability	—	270	—	—	270
Balance, end of year	56,747	417	—	—	57,164